Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ELDFX
Without Sales Load [Member] | C000032307
Average Annual Return [Line Items]
Average Annual Return, Percent	17.05%	7.46%	8.26%
GE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
GE INDEX: MSCI ACWI EX USA INVESTABLE MARKET INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	31.96%	7.77%	8.37%